Cover Page	Oct. 30, 2019
Cover page.
Document Type	8-K
Document Period End Date	Oct. 30, 2019
Entity Registrant Name	Hannon Armstrong Sustainable Infrastructure Capital, Inc.
Entity Central Index Key	0001561894
Amendment Flag	false
Entity Incorporation, State or Country Code	MD
Entity File Number	001-35877
Entity Tax Identification Number	46-1347456
Entity Address, Address Line One	1906 Towne Centre Blvd
Entity Address, Address Line Two	Suite 370
Entity Address, City or Town	Annapolis
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21401
City Area Code	410
Local Phone Number	571-9860
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 per value per share
Trading Symbol	HASI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false